Intangibles (Quarter) (Detail) - Intangible assets component (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development Costs	$ 1,164,469	$ 948,153	$ 452,516
Less: Accumulated amortization	(298,185)	(133,279)	(11,937)
Net capitalized development costs	$ 866,284	$ 814,874	$ 440,579